SCHEDULE OF INVENTORY (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory – raw materials	$ 2,784,013	$ 2,548,134
Less reserve allowance for obsolescence	(448,360)	(429,050)
Inventory, net	$ 2,335,653	$ 2,119,084